Financial Instruments and Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) Customers	Dec. 31, 2020 CAD ($) Customers	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
USE BS custom	$ 21,975,653	$ 25,084,083	$ 405,610	$ 13,881
USE BS custom	337,247	82,740	38,211
Allowance for doubtful accounts	$ 41,350	$ 39,917	6,579
Number of major wholesale distributors | Customers	3	3
Over Sixty Days [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
USE BS custom		$ 43,153
USE BS custom	$ 90,822	43,153
Interest rate risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
USE BS custom	$ 21,975,653	$ 25,084,083
Assumed change in risk percentage	1.00%	1.00%
Assumed change in risk, monetary effect	$ 220,000	$ 250,000
Credit risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Assumed change in risk, monetary effect	$ 27,833,734	$ 26,826,938
Percentage of reasonable possible decrease in unobservable input liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 102,312	$ 0
Credit risk [member] | Over Sixty Days [Member] | Trade receivables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Allowance for doubtful accounts	$ 41,350	$ 39,917
Concentration of Credit Risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of total revenue from wholesale distributors	12.00%	18.00%
Percentage of accounts receivable from major customers	58.00%	81.00%
Number of major customers accounts receivable | Customers	5	3
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
USE BS custom	$ 21,975,653	$ 25,084,083
Liquidity risk [member] | Liabilities Other Than Contingent Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative financial liabilities	10,906,738	$ 2,018,663
Liquidity risk [member] | Contingent Consideration on Acquisitions [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Nonderivative financial liabilities	$ 1,048,000
Currency risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of reasonable possible decrease in unobservable input liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,398,296